Portfolio of Investments – as of April 30, 2024 (Unaudited)
Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks — 40.2% of Net Assets
	Aerospace & Defense — 0.9%
167	AAR Corp.(a)	$11,546
521	Boeing Co.(a)	87,445
158	General Electric Co.	25,567
32	L3Harris Technologies, Inc.	6,850
31	Lockheed Martin Corp.	14,413
70	Moog, Inc., Class A	11,135
10	Northrop Grumman Corp.	4,850
105	RTX Corp.	10,660
		172,466
	Air Freight & Logistics — 0.3%
224	Expeditors International of Washington, Inc.	24,933
22	FedEx Corp.	5,759
133	GXO Logistics, Inc.(a)	6,605
64	United Parcel Service, Inc., Class B	9,439
		46,736
	Automobile Components — 0.4%
32	Aptiv PLC(a)	2,272
689	BorgWarner, Inc.	22,579
475	Dana, Inc.	5,904
440	Magna International, Inc.	21,032
534	Mobileye Global, Inc., Class A(a)	14,712
132	Visteon Corp.(a)	14,603
		81,102
	Automobiles — 1.0%
1,453	General Motors Co.	64,702
582	Tesla, Inc.(a)	106,669
65	Thor Industries, Inc.	6,462
		177,833
	Banks — 2.3%
283	Ameris Bancorp	13,437
719	Banc of California, Inc.	9,843
1,682	Bank of America Corp.	62,251
1,004	Citigroup, Inc.	61,575
108	Citizens Financial Group, Inc.	3,684
159	East West Bancorp, Inc.	11,844
18	First Citizens BancShares, Inc., Class A	30,362
521	First Financial Bancorp	11,519
1,305	FNB Corp.	17,409
841	Fulton Financial Corp.	13,918
284	International Bancshares Corp.	15,805
256	JPMorgan Chase & Co.	49,085
73	PNC Financial Services Group, Inc.	11,188
133	Regions Financial Corp.	2,563
796	Truist Financial Corp.	29,890
159	U.S. Bancorp	6,460
268	Webster Financial Corp.	11,746
893	Wells Fargo & Co.	52,973
		415,552
	Beverages — 0.7%
50	Boston Beer Co., Inc., Class A(a)	13,920
319	Coca-Cola Co.	19,705
146	Keurig Dr Pepper, Inc.	4,920
1,144	Monster Beverage Corp.(a)	61,147
111	PepsiCo, Inc.	19,526
		119,218
	Biotechnology — 0.8%
113	AbbVie, Inc.	18,378
205	Alnylam Pharmaceuticals, Inc.(a)	29,510
29	Amgen, Inc.	7,944
Shares	Description	Value (†)
	Biotechnology — continued
234	CRISPR Therapeutics AG(a)	$12,400
157	Gilead Sciences, Inc.	10,236
145	Halozyme Therapeutics, Inc.(a)	5,525
61	Incyte Corp.(a)	3,175
82	Neurocrine Biosciences, Inc.(a)	11,278
49	Regeneron Pharmaceuticals, Inc.(a)	43,642
23	United Therapeutics Corp.(a)	5,390
9	Vertex Pharmaceuticals, Inc.(a)	3,535
		151,013
	Broadline Retail — 1.0%
186	Alibaba Group Holding Ltd., ADR	13,922
883	Amazon.com, Inc.(a)	154,525
378	eBay, Inc.	19,482
		187,929
	Building Products — 0.5%
36	Carlisle Cos., Inc.	13,977
81	Carrier Global Corp.	4,981
269	Fortune Brands Innovations, Inc.	19,664
28	Lennox International, Inc.	12,976
331	Masco Corp.	22,657
87	Owens Corning	14,634
89	Trex Co., Inc.(a)	7,881
		96,770
	Capital Markets — 2.4%
745	Bank of New York Mellon Corp.	42,085
34	BlackRock, Inc.	25,658
52	Cboe Global Markets, Inc.	9,420
802	Charles Schwab Corp.	59,308
68	CME Group, Inc.	14,256
56	FactSet Research Systems, Inc.	23,346
86	Goldman Sachs Group, Inc.	36,697
419	Intercontinental Exchange, Inc.	53,950
228	Janus Henderson Group PLC	7,118
275	KKR & Co., Inc.	25,594
38	Moody's Corp.	14,073
73	Morgan Stanley	6,631
46	MSCI, Inc.	21,426
100	Nasdaq, Inc.	5,985
27	Northern Trust Corp.	2,225
37	S&P Global, Inc.	15,386
351	SEI Investments Co.	23,148
468	State Street Corp.	33,925
26	T. Rowe Price Group, Inc.	2,849
44	Virtus Investment Partners, Inc.	9,650
		432,730
	Chemicals — 0.7%
11	Air Products & Chemicals, Inc.	2,600
127	Celanese Corp.	19,509
717	Corteva, Inc.	38,811
40	DuPont de Nemours, Inc.	2,900
49	Ecolab, Inc.	11,081
127	HB Fuller Co.	9,488
88	Innospec, Inc.	10,560
44	Linde PLC	19,402
107	Minerals Technologies, Inc.	7,799
16	Sherwin-Williams Co.	4,794
62	Stepan Co.	5,146
		132,090

Shares	Description	Value (†)
	Commercial Services & Supplies — 0.1%
63	MSA Safety, Inc.	$11,365
21	Waste Management, Inc.	4,369
		15,734
	Communications Equipment — 0.2%
150	Ciena Corp.(a)	6,935
308	Cisco Systems, Inc.	14,470
42	F5, Inc.(a)	6,943
16	Motorola Solutions, Inc.	5,426
		33,774
	Construction & Engineering — 0.2%
185	AECOM	17,087
45	Comfort Systems USA, Inc.	13,923
		31,010
	Construction Materials — 0.1%
17	Martin Marietta Materials, Inc.	9,980
43	Vulcan Materials Co.	11,078
		21,058
	Consumer Finance — 0.8%
1,366	Ally Financial, Inc.	52,386
185	American Express Co.	43,296
356	Capital One Financial Corp.	51,061
88	Synchrony Financial	3,870
		150,613
	Consumer Staples Distribution & Retail — 0.8%
124	BJ's Wholesale Club Holdings, Inc.(a)	9,260
29	Casey's General Stores, Inc.	9,268
31	Costco Wholesale Corp.	22,410
1,306	Kroger Co.	72,326
163	Sprouts Farmers Market, Inc.(a)	10,763
25	Target Corp.	4,025
418	Walmart, Inc.	24,808
		152,860
	Containers & Packaging — 0.1%
31	Ball Corp.	2,157
129	Crown Holdings, Inc.	10,587
210	Sonoco Products Co.	11,770
		24,514
	Distributors — 0.0%
29	Genuine Parts Co.	4,559
	Diversified Consumer Services — 0.1%
77	Grand Canyon Education, Inc.(a)	10,012
158	Service Corp. International	11,330
		21,342
	Diversified REITs — 0.0%
367	American Assets Trust, Inc.	7,835
	Diversified Telecommunication Services — 0.3%
962	AT&T, Inc.	16,248
326	Iridium Communications, Inc.	10,038
510	Verizon Communications, Inc.	20,140
		46,426
	Electric Utilities — 0.3%
221	Alliant Energy Corp.	11,006
176	Evergy, Inc.	9,231
134	Eversource Energy	8,123
102	Exelon Corp.	3,833
119	FirstEnergy Corp.	4,562
84	IDACORP, Inc.	7,962
243	PPL Corp.	6,673
118	Xcel Energy, Inc.	6,340
		57,730
Shares	Description	Value (†)
	Electrical Equipment — 0.3%
54	Eaton Corp. PLC	$17,186
107	Emerson Electric Co.	11,533
37	GE Vernova, Inc.(a)	5,687
190	nVent Electric PLC	13,693
69	Regal Rexnord Corp.	11,135
		59,234
	Electronic Equipment, Instruments & Components — 0.5%
99	Advanced Energy Industries, Inc.	9,488
86	Amphenol Corp., Class A	10,386
201	Avnet, Inc.	9,823
165	Cognex Corp.	6,854
56	Corning, Inc.	1,869
512	Knowles Corp.(a)	8,105
32	Littelfuse, Inc.	7,381
160	TE Connectivity Ltd.	22,637
11	Teledyne Technologies, Inc.(a)	4,196
11	Zebra Technologies Corp., Class A(a)	3,460
		84,199
	Energy Equipment & Services — 0.1%
271	ChampionX Corp.	9,098
598	NOV, Inc.	11,057
132	Schlumberger NV	6,267
		26,422
	Entertainment — 1.1%
50	Electronic Arts, Inc.	6,341
158	Netflix, Inc.(a)	87,001
25	Take-Two Interactive Software, Inc.(a)	3,570
765	Walt Disney Co.	84,991
2,957	Warner Bros Discovery, Inc.(a)	21,764
		203,667
	Financial Services — 1.5%
275	Block, Inc.(a)	20,075
318	Fiserv, Inc.(a)	48,549
154	Global Payments, Inc.	18,907
20	Jack Henry & Associates, Inc.	3,254
41	Mastercard, Inc., Class A	18,499
682	MGIC Investment Corp.	13,831
336	PayPal Holdings, Inc.(a)	22,821
381	Visa, Inc., Class A	102,340
194	Voya Financial, Inc.	13,223
44	WEX, Inc.(a)	9,296
		270,795
	Food Products — 0.4%
103	Campbell Soup Co.	4,708
118	Darling Ingredients, Inc.(a)	5,000
186	General Mills, Inc.	13,105
29	Hershey Co.	5,624
86	Ingredion, Inc.	9,855
116	Kellanova	6,712
366	Kraft Heinz Co.	14,131
78	McCormick & Co., Inc.	5,933
213	Mondelez International, Inc., Class A	15,323
		80,391
	Gas Utilities — 0.2%
64	Atmos Energy Corp.	7,546
231	New Jersey Resources Corp.	10,092
193	ONE Gas, Inc.	12,452
		30,090
	Ground Transportation — 0.3%
275	CSX Corp.	9,135

Shares	Description	Value (†)
	Ground Transportation — continued
40	Norfolk Southern Corp.	$9,213
61	Ryder System, Inc.	7,433
18	Saia, Inc.(a)	7,143
57	Uber Technologies, Inc.(a)	3,777
29	Union Pacific Corp.	6,878
78	XPO, Inc.(a)	8,382
		51,961
	Health Care Equipment & Supplies — 0.7%
150	Abbott Laboratories	15,896
12	Align Technology, Inc.(a)	3,389
533	Baxter International, Inc.	21,517
37	Becton Dickinson & Co.	8,680
46	Edwards Lifesciences Corp.(a)	3,895
24	GE HealthCare Technologies, Inc.	1,830
78	Intuitive Surgical, Inc.(a)	28,908
108	LeMaitre Vascular, Inc.	6,998
137	Medtronic PLC	10,993
132	Merit Medical Systems, Inc.(a)	9,781
34	Penumbra, Inc.(a)	6,680
26	Shockwave Medical, Inc.(a)	8,585
8	Solventum Corp.(a)	520
20	Stryker Corp.	6,730
		134,402
	Health Care Providers & Services — 1.1%
132	Acadia Healthcare Co., Inc.(a)	9,760
65	Cardinal Health, Inc.	6,698
614	Centene Corp.(a)	44,859
21	Chemed Corp.	11,928
40	Cigna Group	14,281
423	CVS Health Corp.	28,641
27	Elevance Health, Inc.	14,272
12	HCA Healthcare, Inc.	3,718
113	HealthEquity, Inc.(a)	8,917
62	Henry Schein, Inc.(a)	4,295
7	Humana, Inc.	2,115
18	Laboratory Corp. of America Holdings	3,625
10	McKesson Corp.	5,372
228	Select Medical Holdings Corp.	6,468
60	UnitedHealth Group, Inc.	29,022
		193,971
	Health Care Technology — 0.3%
861	Doximity, Inc., Class A(a)	20,914
155	Veeva Systems, Inc., Class A(a)	30,777
		51,691
	Hotel & Resort REITs — 0.0%
146	Host Hotels & Resorts, Inc.	2,755
	Hotels, Restaurants & Leisure — 0.8%
251	Aramark	7,909
2	Booking Holdings, Inc.	6,904
2	Chipotle Mexican Grill, Inc.(a)	6,319
92	Marriott Vacations Worldwide Corp.	8,842
57	McDonald's Corp.	15,563
405	Starbucks Corp.	35,838
209	Travel & Leisure Co.	9,100
35	Wingstop, Inc.	13,468
382	Yum China Holdings, Inc.	13,947
160	Yum! Brands, Inc.	22,600
		140,490
	Household Durables — 0.3%
205	KB Home	13,276
Shares	Description	Value (†)
	Household Durables — continued
81	Meritage Homes Corp.	$13,425
69	PulteGroup, Inc.	7,688
216	Taylor Morrison Home Corp.(a)	12,098
		46,487
	Household Products — 0.4%
126	Church & Dwight Co., Inc.	13,594
49	Colgate-Palmolive Co.	4,504
316	Energizer Holdings, Inc.	9,076
232	Procter & Gamble Co.	37,862
		65,036
	Independent Power & Renewable Electricity Producers — 0.1%
299	AES Corp.	5,352
693	Clearway Energy, Inc., Class A	15,045
		20,397
	Industrial Conglomerates — 0.1%
34	3M Co.	3,281
93	Honeywell International, Inc.	17,924
		21,205
	Industrial REITs — 0.1%
57	Prologis, Inc.	5,817
292	Rexford Industrial Realty, Inc.	12,500
		18,317
	Insurance — 1.4%
27	Allstate Corp.	4,592
610	American International Group, Inc.	45,939
85	Arch Capital Group Ltd.(a)	7,951
51	Arthur J Gallagher & Co.	11,969
28	Assurant, Inc.	4,883
192	Assured Guaranty Ltd.	14,726
42	Chubb Ltd.	10,443
147	First American Financial Corp.	7,875
91	Hanover Insurance Group, Inc.	11,813
90	Hartford Financial Services Group, Inc.	8,720
39	Marsh & McLennan Cos., Inc.	7,778
66	Prudential Financial, Inc.	7,292
194	Reinsurance Group of America, Inc.	36,276
131	Selective Insurance Group, Inc.	13,316
67	Travelers Cos., Inc.	14,215
164	Willis Towers Watson PLC	41,187
		248,975
	Interactive Media & Services — 2.0%
596	Alphabet, Inc., Class A(a)	97,017
819	Alphabet, Inc., Class C(a)	134,840
278	Meta Platforms, Inc., Class A	119,587
246	Yelp, Inc.(a)	9,899
242	ZoomInfo Technologies, Inc.(a)	3,838
		365,181
	IT Services — 0.4%
47	Accenture PLC, Class A	14,143
130	Cognizant Technology Solutions Corp., Class A	8,538
109	GoDaddy, Inc., Class A(a)	13,339
100	International Business Machines Corp.	16,620
374	Shopify, Inc., Class A(a)	26,255
		78,895
	Leisure Products — 0.1%
445	Mattel, Inc.(a)	8,152
100	YETI Holdings, Inc.(a)	3,572
		11,724

Shares	Description	Value (†)
	Life Sciences Tools & Services — 0.7%
29	Agilent Technologies, Inc.	$3,974
99	Danaher Corp.	24,415
170	Illumina, Inc.(a)	20,919
210	IQVIA Holdings, Inc.(a)	48,672
47	Repligen Corp.(a)	7,717
30	Thermo Fisher Scientific, Inc.	17,062
		122,759
	Machinery — 1.0%
65	AGCO Corp.	7,422
22	Caterpillar, Inc.	7,360
37	Chart Industries, Inc.(a)	5,330
8	Cummins, Inc.	2,260
159	Deere & Co.	62,234
52	Dover Corp.	9,324
80	Fortive Corp.	6,022
204	Graco, Inc.	16,361
16	Illinois Tool Works, Inc.	3,906
143	ITT, Inc.	18,496
85	Oshkosh Corp.	9,543
15	Parker-Hannifin Corp.	8,174
102	SPX Technologies, Inc.(a)	12,425
146	Terex Corp.	8,183
128	Toro Co.	11,211
		188,251
	Media — 0.6%
137	Charter Communications, Inc., Class A(a)	35,064
1,033	Comcast Corp., Class A	39,367
279	Interpublic Group of Cos., Inc.	8,493
179	Liberty Broadband Corp., Class C(a)	8,902
117	Omnicom Group, Inc.	10,862
		102,688
	Metals & Mining — 0.3%
190	Alcoa Corp.	6,677
482	Cleveland-Cliffs, Inc.(a)	8,146
141	Commercial Metals Co.	7,577
125	Newmont Corp.	5,080
45	Reliance, Inc.	12,812
180	U.S. Steel Corp.	6,570
		46,862
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
858	Annaly Capital Management, Inc.	16,079
389	KKR Real Estate Finance Trust, Inc.	3,660
		19,739
	Multi-Utilities — 0.1%
95	Consolidated Edison, Inc.	8,968
39	DTE Energy Co.	4,303
25	WEC Energy Group, Inc.	2,066
		15,337
	Office REITs — 0.3%
516	COPT Defense Properties	12,369
364	Douglas Emmett, Inc.	4,990
1,476	Easterly Government Properties, Inc.	17,254
445	Highwoods Properties, Inc.	11,659
320	Kilroy Realty Corp.	10,816
		57,088
	Oil, Gas & Consumable Fuels — 2.0%
706	Antero Midstream Corp.	9,771
195	Antero Resources Corp.(a)	6,632
1,114	APA Corp.	35,024
161	Chevron Corp.	25,964
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
329	CNX Resources Corp.(a)	$7,738
468	ConocoPhillips	58,790
125	Devon Energy Corp.	6,398
22	Diamondback Energy, Inc.	4,425
389	EOG Resources, Inc.	51,399
351	Exxon Mobil Corp.	41,513
33	Hess Corp.	5,197
142	HF Sinclair Corp.	7,703
461	Kinder Morgan, Inc.	8,427
84	ONEOK, Inc.	6,646
221	Ovintiv, Inc.	11,342
306	Phillips 66	43,822
247	Range Resources Corp.	8,870
948	Southwestern Energy Co.(a)	7,101
32	Valero Energy Corp.	5,116
167	Williams Cos., Inc.	6,406
		358,284
	Passenger Airlines — 0.2%
889	Delta Air Lines, Inc.	44,512
	Personal Care Products — 0.2%
56	elf Beauty, Inc.(a)	9,102
15	Estee Lauder Cos., Inc., Class A	2,201
1,221	Kenvue, Inc.	22,979
		34,282
	Pharmaceuticals — 1.0%
253	Bristol-Myers Squibb Co.	11,117
25	Eli Lilly & Co.	19,527
62	Jazz Pharmaceuticals PLC(a)	6,867
240	Johnson & Johnson	34,702
206	Merck & Co., Inc.	26,619
144	Novartis AG, ADR	13,987
291	Novo Nordisk AS, ADR	37,338
134	Perrigo Co. PLC	4,376
526	Pfizer, Inc.	13,476
434	Roche Holding AG, ADR	12,942
62	Zoetis, Inc.	9,873
		190,824
	Professional Services — 0.3%
19	Automatic Data Processing, Inc.	4,596
26	Equifax, Inc.	5,725
201	Exponent, Inc.	18,474
118	Korn Ferry	7,165
43	Leidos Holdings, Inc.	6,029
24	Paychex, Inc.	2,851
47	Paylocity Holding Corp.(a)	7,293
		52,133
	Real Estate Management & Development — 0.3%
499	CBRE Group, Inc., Class A(a)	43,358
58	Jones Lang LaSalle, Inc.(a)	10,481
		53,839
	Residential REITs — 0.1%
31	AvalonBay Communities, Inc.	5,877
46	Camden Property Trust	4,585
		10,462
	Retail REITs — 0.2%
843	Brixmor Property Group, Inc.	18,630
290	NNN REIT, Inc.	11,754
26	Simon Property Group, Inc.	3,654
		34,038

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 2.2%
60	Advanced Micro Devices, Inc.(a)	$9,503
67	Analog Devices, Inc.	13,441
36	Applied Materials, Inc.	7,151
369	ARM Holdings PLC, ADR(a)	37,347
14	Broadcom, Inc.	18,204
400	Intel Corp.	12,188
124	Lattice Semiconductor Corp.(a)	8,506
64	Micron Technology, Inc.	7,229
148	MKS Instruments, Inc.	17,609
230	NVIDIA Corp.	198,725
49	Onto Innovation, Inc.(a)	9,089
41	Qorvo, Inc.(a)	4,790
246	QUALCOMM, Inc.	40,799
48	Silicon Laboratories, Inc.(a)	5,832
80	Synaptics, Inc.(a)	7,197
76	Texas Instruments, Inc.	13,408
		411,018
	Software — 2.8%
16	Adobe, Inc.(a)	7,405
12	ANSYS, Inc.(a)	3,899
233	Autodesk, Inc.(a)	49,594
21	Cadence Design Systems, Inc.(a)	5,788
182	Dynatrace, Inc.(a)	8,246
12	Intuit, Inc.	7,507
55	Manhattan Associates, Inc.(a)	11,333
377	Microsoft Corp.	146,777
788	Oracle Corp.	89,635
14	Palo Alto Networks, Inc.(a)	4,073
32	PTC, Inc.(a)	5,678
47	Qualys, Inc.(a)	7,704
31	Roper Technologies, Inc.	15,855
281	Salesforce, Inc.	75,572
14	ServiceNow, Inc.(a)	9,707
41	SPS Commerce, Inc.(a)	7,129
15	Synopsys, Inc.(a)	7,959
14	Tyler Technologies, Inc.(a)	6,462
142	Workday, Inc., Class A(a)	34,752
		505,075
	Specialized REITs — 0.1%
15	American Tower Corp.	2,573
31	Crown Castle, Inc.	2,907
19	Digital Realty Trust, Inc.	2,637
6	Equinix, Inc.	4,267
87	Weyerhaeuser Co.	2,625
		15,009
	Specialty Retail — 0.6%
67	Abercrombie & Fitch Co., Class A(a)	8,142
29	Asbury Automotive Group, Inc.(a)	6,097
49	Burlington Stores, Inc.(a)	8,817
43	Dick's Sporting Goods, Inc.	8,641
44	Five Below, Inc.(a)	6,439
89	Floor & Decor Holdings, Inc., Class A(a)	9,819
60	Home Depot, Inc.	20,053
27	Lithia Motors, Inc.	6,868
37	Lowe's Cos., Inc.	8,436
36	Ross Stores, Inc.	4,664
149	TJX Cos., Inc.	14,019
45	Williams-Sonoma, Inc.	12,905
		114,900
	Technology Hardware, Storage & Peripherals — 0.5%
439	Apple, Inc.	74,775
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
177	Hewlett Packard Enterprise Co.	$3,009
99	HP, Inc.	2,781
44	NetApp, Inc.	4,497
		85,062
	Textiles, Apparel & Luxury Goods — 0.2%
54	Crocs, Inc.(a)	6,716
6	Deckers Outdoor Corp.(a)	4,911
81	PVH Corp.	8,813
22	Ralph Lauren Corp.	3,600
1,451	Under Armour, Inc., Class A(a)	9,765
813	Under Armour, Inc., Class C(a)	5,301
		39,106
	Trading Companies & Distributors — 0.1%
59	GATX Corp.	7,219
37	Watsco, Inc.	16,566
		23,785
	Water Utilities — 0.1%
92	American States Water Co.	6,517
22	American Water Works Co., Inc.	2,691
195	Essential Utilities, Inc.	7,133
		16,341
	Total Common Stocks (Identified Cost $6,595,897)	7,328,573

Principal Amount
Bonds and Notes — 17.0%
	Apartment REITs — 0.1%
$14,000	Essex Portfolio LP, 3.000%, 1/15/2030	12,127
	Automotive — 0.6%
30,000	Cummins, Inc., 5.150%, 2/20/2034	29,452
58,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	56,108
12,000	Lear Corp., 4.250%, 5/15/2029	11,260
17,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	14,359
		111,179
	Banking — 2.0%
20,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	18,564
32,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	29,949
34,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	31,138
26,000	Citigroup, Inc., 4.600%, 3/09/2026	25,455
30,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	29,423
32,000	KeyCorp, MTN, 2.550%, 10/01/2029	26,552
15,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	13,990
16,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	14,611
14,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	13,317
39,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	36,671
33,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	32,513
14,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	13,911
14,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	13,995
18,000	State Street Corp., 2.400%, 1/24/2030	15,518
16,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	12,918
31,000	Westpac Banking Corp., 2.350%, 2/19/2025	30,205
		358,730

Principal Amount	Description	Value (†)
	Brokerage — 0.3%
$34,000	BlackRock, Inc., 2.400%, 4/30/2030	$29,168
33,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	21,017
		50,185
	Building Materials — 0.2%
19,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	16,892
30,000	Owens Corning, 3.950%, 8/15/2029	27,893
		44,785
	Chemicals — 0.2%
38,000	Ecolab, Inc., 2.125%, 2/01/2032	30,620
6,000	LYB International Finance BV, 5.250%, 7/15/2043	5,342
		35,962
	Consumer Products — 0.1%
13,000	Procter & Gamble Co., 3.000%, 3/25/2030	11,718
	Diversified Manufacturing — 0.2%
31,000	Eaton Corp., 4.150%, 3/15/2033	28,499
15,000	Emerson Electric Co., 2.000%, 12/21/2028	13,112
		41,611
	Electric — 0.7%
19,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	16,766
41,000	Entergy Corp., 0.900%, 9/15/2025	38,441
16,000	Exelon Corp., 4.050%, 4/15/2030	14,767
29,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	24,072
11,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	10,210
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,809
26,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	24,994
		133,059
	Environmental — 0.1%
18,000	Republic Services, Inc., 1.450%, 2/15/2031	14,009
9,000	Waste Management, Inc., 2.950%, 6/01/2041	6,410
		20,419
	Finance Companies — 0.2%
15,000	Ares Capital Corp., 3.250%, 7/15/2025	14,465
20,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	17,951
		32,416
	Food & Beverage — 0.6%
38,000	Coca-Cola Co., 1.450%, 6/01/2027	34,204
34,000	General Mills, Inc., 4.000%, 4/17/2025	33,468
15,000	Mondelez International, Inc., 2.750%, 4/13/2030	12,993
30,000	PepsiCo, Inc., 2.750%, 3/19/2030	26,375
		107,040
	Government Owned - No Guarantee — 0.3%
18,000	Equinor ASA, 3.625%, 4/06/2040	14,352
44,000	Federal National Mortgage Association, 6.625%, 11/15/2030	48,384
		62,736
	Health Care REITs — 0.1%
16,000	Welltower OP LLC, 2.800%, 6/01/2031	13,382
	Health Insurance — 0.3%
27,000	Elevance Health, Inc., 4.101%, 3/01/2028	25,854
22,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	22,631
		48,485
	Healthcare — 0.4%
10,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	9,537
12,000	CVS Health Corp., 4.300%, 3/25/2028	11,515
17,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	16,693
Principal Amount	Description	Value (†)
	Healthcare — continued
$12,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	$11,323
19,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	16,450
		65,518
	Integrated Energy — 0.3%
31,000	Exxon Mobil Corp., 2.992%, 3/19/2025	30,362
22,000	Shell International Finance BV, 6.375%, 12/15/2038	23,776
		54,138
	Life Insurance — 0.2%
6,000	Athene Holding Ltd., 6.150%, 4/03/2030	6,110
23,000	Manulife Financial Corp., 3.703%, 3/16/2032	20,510
17,000	MetLife, Inc., 5.375%, 7/15/2033	16,874
		43,494
	Media Entertainment — 0.1%
24,000	Netflix, Inc., 3.625%, 6/15/2025(b)	23,470
	Metals & Mining — 0.1%
19,000	Nucor Corp., 3.125%, 4/01/2032	16,213
	Mortgage Related — 4.7%
44,812	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	33,888
73,938	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	58,683
93,337	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(c)	77,210
58,859	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	50,784
11,911	Federal Home Loan Mortgage Corp., 4.000%, with various maturities in 2052(c)	10,664
117,072	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2052(c)	88,772
152,612	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(c)	121,273
110,808	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	92,228
69,260	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	59,879
98,505	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2053(c)	88,192
56,754	Federal National Mortgage Association, 4.500%, with various maturities from 2048 to 2053(c)	52,350
31,746	Government National Mortgage Association, 3.000%, with various maturities in 2052(c)	27,015
16,572	Government National Mortgage Association, 4.000%, 8/20/2053	15,022
14,651	Government National Mortgage Association, 5.000%, 7/20/2053	14,029
70,979	Government National Mortgage Association, 5.500%, 4/20/2053	69,652
		859,641
	Office REITs — 0.3%
38,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	36,671
17,000	Boston Properties LP, 2.750%, 10/01/2026	15,736
		52,407
	Oil Field Services — 0.2%
19,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	17,730
15,000	Schlumberger Investment SA, 4.850%, 5/15/2033	14,512
		32,242
	Other REITs — 0.1%
16,000	Prologis LP, 1.250%, 10/15/2030	12,448
	Pharmaceuticals — 0.4%
37,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	30,561
15,000	Biogen, Inc., 2.250%, 5/01/2030	12,386

Principal Amount	Description	Value (†)
	Pharmaceuticals — continued
$16,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	$14,668
11,000	Merck & Co., Inc., 1.450%, 6/24/2030	8,863
12,000	Viatris, Inc., 3.850%, 6/22/2040	8,476
		74,954
	Property & Casualty Insurance — 0.1%
10,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	8,665
19,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	15,792
		24,457
	Railroads — 0.2%
35,000	CSX Corp., 2.600%, 11/01/2026	32,839
	Restaurants — 0.1%
31,000	Starbucks Corp., 2.250%, 3/12/2030	26,172
	Retail REITs — 0.1%
10,000	Realty Income Corp., 2.700%, 2/15/2032	8,110
14,000	Realty Income Corp., 3.400%, 1/15/2028	13,042
		21,152
	Retailers — 0.3%
15,000	Amazon.com, Inc., 3.875%, 8/22/2037	12,901
38,000	TJX Cos., Inc., 1.150%, 5/15/2028	32,515
15,000	Walmart, Inc., 4.100%, 4/15/2033	14,021
		59,437
	Technology — 0.9%
25,000	Apple, Inc., 2.500%, 2/09/2025	24,462
6,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	4,656
15,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	13,698
16,000	Intel Corp., 2.450%, 11/15/2029	13,819
27,000	International Business Machines Corp., 4.000%, 6/20/2042	21,508
17,000	NVIDIA Corp., 2.850%, 4/01/2030	15,077
27,000	Oracle Corp., 2.950%, 5/15/2025	26,258
36,000	QUALCOMM, Inc., 1.650%, 5/20/2032	27,532
17,000	Texas Instruments, Inc., 4.900%, 3/14/2033	16,629
		163,639
	Treasuries — 2.3%
52,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	24,564
35,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	24,391
29,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	19,608
77,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	55,696
87,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	65,182
43,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	31,509
55,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	40,107
37,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	34,554
124,000	U.S. Treasury Notes, 0.375%, 11/30/2025	115,107
		410,718
	Utility Other — 0.1%
19,000	Essential Utilities, Inc., 4.276%, 5/01/2049	14,633
	Wireless — 0.1%
26,000	Vodafone Group PLC, 6.150%, 2/27/2037	26,544
	Wirelines — 0.0%
12,000	AT&T, Inc., 3.650%, 6/01/2051	8,263
	Total Bonds and Notes (Identified Cost $3,402,454)	3,106,213

Shares	Description	Value (†)
Exchange-Traded Funds — 5.6%
13,234	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $996,056)	$1,023,650

Mutual Funds — 9.1%
46,401	WCM Focused Emerging Markets Fund, Institutional Class	631,515
42,803	WCM Focused International Growth Fund, Institutional Class	1,024,708
	Total Mutual Funds (Identified Cost $1,724,926)	1,656,223

Affiliated Mutual Funds — 25.2%
100,007	Loomis Sayles Inflation Protected Securities Fund, Class N	943,070
106,392	Loomis Sayles Limited Term Government and Agency Fund, Class N	1,133,072
177,257	Mirova Global Green Bond Fund, Class N	1,485,414
85,028	Mirova International Sustainable Equity Fund, Class N	1,031,393
	Total Affiliated Mutual Funds (Identified Cost $4,991,671)	4,592,949

Principal Amount
Short-Term Investments — 2.6%
$483,191	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2024 at 3.500% to be repurchased at $483,238 on 5/01/2024 collateralized by $494,200 U.S. Treasury Note, 4.875% due 4/30/2026 valued at $493,578 including accrued interest(d) (Identified Cost $483,191)	483,191
	Total Investments — 99.7% (Identified Cost $18,194,195)	18,190,799
	Other assets less liabilities — 0.3%	50,798
	Net Assets — 100.0%	$18,241,597

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the value of Rule 144A holdings amounted to $55,814 or
0.3% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and
Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$894,579	$82,174	$11,607	$(226)	$(21,850)	$943,070	100,007	$2,619
Loomis Sayles Limited Term Government and Agency Fund, Class N	1,067,026	106,316	23,860	17	(16,427)	1,133,072	106,392	15,415

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2024	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$1,408,689	$118,666	$23,215	$854	$(19,580)	$1,485,414	177,257	$ —
Mirova International Sustainable Equity Fund, Class N	974,884	85,300	51,487	8,174	14,522	1,031,393	85,028	317
	$4,345,178	$392,456	$110,169	$8,819	$(43,335)	$4,592,949	468,684	$18,351

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$7,328,573	$ —	$ —	$7,328,573
Bonds and Notes(a)	—	3,106,213	—	3,106,213
Exchange-Traded Funds	1,023,650	—	—	1,023,650
Mutual Funds	1,656,223	—	—	1,656,223
Affiliated Mutual Funds	4,592,949	—	—	4,592,949
Short-Term Investments	—	483,191	—	483,191
Total Investments	$14,601,395	$3,589,404	$—	$18,190,799

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2024 (Unaudited)
Equity	60.6%
Fixed Income	36.5
Short-Term Investments	2.6
Total Investments	99.7
Other assets less liabilities	0.3
Net Assets	100.0%